Expense Example, No Redemption (Vanguard Pacific Stock Index Fund ETF)	Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154